Tax Status	12 Months Ended
Apr. 30, 2025
EBP 005
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan received a favorable determination letter, effective October 22, 2014, from the Internal Revenue Service (IRS). The IRS has determined that the Plan and the related trust are designed in accordance with the applicable sections of the IRC and are, therefore, exempt from income taxes. Although the Plan document that the IRS reviewed in issuing its most recent determination letter has since been amended and restated, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan has not recognized any interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for the years prior to 2021.